Summary Of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant customers	1	1	1
Environmental liabilities, current	$ 0.8	$ 0.6
Environmental liabilities, non-current	$ 1.2	$ 1.3
Customers that accounted for total operating revenues	10.00%
Investment In Greater Than 20% [Member]
Acquisition of additional percentage for Southern Oklahoma	20.00%
Investment In Less Than 20% [Member]
Acquisition of additional percentage for Southern Oklahoma	20.00%
Wholesale Propane Logistics [Member]
Significant customers, percentage accounted of total revenue	17.00%	17.00%	12.00%